Average Annual Total Returns - DWS ESG Global Bond Fund	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S After tax on distributions 1 Year	Class S After tax on distributions 5 Years	Class S After tax on distributions 10 Years	Class S After tax on distributions and sale of fund shares 1 Year	Class S After tax on distributions and sale of fund shares 5 Years	Class S After tax on distributions and sale of fund shares 10 Years	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Global Aggregate Bond Currency Hedged Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate Bond Currency Hedged Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate Bond Currency Hedged Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Mar. 01, 1991	9.30%	2.89%	2.31%	8.15%	1.75%	1.02%	5.49%	1.69%	1.25%	6.84%	2.31%	2.48%	8.22%	3.57%	4.08%